Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT3-0624
1.9878815.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.5%
Entertainment - 2.2%
Netflix, Inc. (a)	21,160	11,651,542
Roku, Inc. Class A (a)	2,245	129,447
Take-Two Interactive Software, Inc. (a)	2,393	341,744
The Walt Disney Co.	12,508	1,389,639
		13,512,372
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A	72,442	11,792,109
Class C	64,442	10,609,731
Meta Platforms, Inc. Class A	61,004	26,242,091
Pinterest, Inc. Class A (a)	9,162	306,469
Snap, Inc. Class A (a)	9,060	136,353
		49,086,753
Media - 0.3%
Comcast Corp. Class A	33,498	1,276,609
Liberty Media Corp. Liberty SiriusXM	1,249	30,051
News Corp. Class A	12,862	306,116
		1,612,776
TOTAL COMMUNICATION SERVICES		64,211,901
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.0%
Rivian Automotive, Inc. (a)(b)	6,235	55,492
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	170,807	29,891,225
MercadoLibre, Inc. (a)	1,412	2,059,684
		31,950,909
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings, Inc.	1,346	4,646,432
Carnival Corp. (a)	23,054	341,660
Chipotle Mexican Grill, Inc. (a)	1,363	4,306,535
Domino's Pizza, Inc.	229	121,203
Doordash, Inc. (a)	14,698	1,899,863
Draftkings Holdings, Inc. (a)	22,746	945,324
Expedia Group, Inc. (a)	2,468	332,267
Hilton Worldwide Holdings, Inc.	11,284	2,226,108
Hyatt Hotels Corp. Class A	665	98,945
Marriott International, Inc. Class A	8,207	1,937,919
Royal Caribbean Cruises Ltd. (a)	13,144	1,835,297
		18,691,553
Household Durables - 1.2%
D.R. Horton, Inc.	14,991	2,136,068
Garmin Ltd.	5,151	744,165
Lennar Corp. Class A	12,248	1,857,042
NVR, Inc. (a)	139	1,034,000
PulteGroup, Inc.	15,548	1,732,358
		7,503,633
Specialty Retail - 0.8%
Dick's Sporting Goods, Inc.	1,050	210,987
O'Reilly Automotive, Inc. (a)	1,364	1,382,087
Ross Stores, Inc.	8,482	1,098,843
TJX Companies, Inc.	16,468	1,549,474
Williams-Sonoma, Inc.	1,989	570,405
		4,811,796
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	1,934	1,582,921
lululemon athletica, Inc. (a)	2,903	1,046,822
		2,629,743
TOTAL CONSUMER DISCRETIONARY		65,643,126
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Celsius Holdings, Inc. (a)	4,010	285,793
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	18,933	13,686,666
TOTAL CONSUMER STAPLES		13,972,459
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	8,870	289,339
Oil, Gas & Consumable Fuels - 0.8%
Marathon Petroleum Corp.	15,058	2,736,340
Phillips 66 Co.	13,990	2,003,508
Targa Resources Corp.	2,756	314,349
		5,054,197
TOTAL ENERGY		5,343,536
FINANCIALS - 9.5%
Banks - 1.8%
Citigroup, Inc.	14,762	905,353
First Citizens Bancshares, Inc.	443	747,235
JPMorgan Chase & Co.	41,719	7,999,201
Wells Fargo & Co.	26,664	1,581,708
		11,233,497
Capital Markets - 2.0%
Ameriprise Financial, Inc.	648	266,840
Ares Management Corp.	8,126	1,081,489
Blackstone, Inc.	8,091	943,492
Carlyle Group LP	1,557	69,754
Cboe Global Markets, Inc.	7,308	1,323,844
CME Group, Inc.	6,471	1,356,580
Coinbase Global, Inc. (a)	16,025	3,267,978
KKR & Co. LP	31,975	2,975,913
Robinhood Markets, Inc. (a)(b)	15,947	262,966
Tradeweb Markets, Inc. Class A	5,019	510,482
		12,059,338
Consumer Finance - 0.4%
Ally Financial, Inc.	1,833	70,296
American Express Co.	9,036	2,114,695
Capital One Financial Corp.	2,814	403,612
		2,588,603
Financial Services - 2.5%
Apollo Global Management, Inc.	19,739	2,139,313
Berkshire Hathaway, Inc. Class B (a)	18,461	7,324,033
Corebridge Financial, Inc. (b)	7,312	194,207
Corpay, Inc. (a)	368	111,188
Fiserv, Inc. (a)	9,337	1,425,480
MasterCard, Inc. Class A	4,460	2,012,352
Visa, Inc. Class A	7,625	2,048,151
		15,254,724
Insurance - 2.8%
AFLAC, Inc.	9,562	799,861
Allstate Corp.	7,672	1,304,700
American International Group, Inc.	5,019	377,981
Arch Capital Group Ltd. (a)	12,268	1,147,549
Arthur J. Gallagher & Co.	5,312	1,246,673
Assurant, Inc.	3,043	530,699
Brown & Brown, Inc.	5,342	435,587
Chubb Ltd.	2,695	670,085
Erie Indemnity Co. Class A	1,666	637,512
Everest Re Group Ltd.	634	232,304
Fidelity National Financial, Inc.	4,940	244,530
Hartford Financial Services Group, Inc.	5,653	547,719
Loews Corp.	4,528	340,279
Markel Group, Inc. (a)	110	160,424
Marsh & McLennan Companies, Inc.	3,026	603,475
Progressive Corp.	29,683	6,181,485
The Travelers Companies, Inc.	6,019	1,276,991
W.R. Berkley Corp.	6,097	469,286
		17,207,140
TOTAL FINANCIALS		58,343,302
HEALTH CARE - 9.7%
Biotechnology - 1.4%
Amgen, Inc.	10,926	2,993,068
Exact Sciences Corp. (a)	1,636	97,097
Neurocrine Biosciences, Inc. (a)	1,848	254,174
Regeneron Pharmaceuticals, Inc. (a)	867	772,202
Vertex Pharmaceuticals, Inc. (a)	11,218	4,406,543
		8,523,084
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	56,704	4,075,316
Intuitive Surgical, Inc. (a)	7,949	2,946,058
STERIS PLC	863	176,535
Stryker Corp.	7,098	2,388,477
		9,586,386
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	10,468	1,078,623
Cencora, Inc.	8,098	1,935,827
DaVita, Inc. (a)	739	102,728
McKesson Corp.	6,049	3,249,583
Molina Healthcare, Inc. (a)	899	307,548
Universal Health Services, Inc. Class B	403	68,683
		6,742,992
Life Sciences Tools & Services - 0.0%
West Pharmaceutical Services, Inc.	954	341,036
Pharmaceuticals - 5.6%
Eli Lilly & Co.	41,037	32,054,004
Merck & Co., Inc.	15,634	2,020,225
		34,074,229
TOTAL HEALTH CARE		59,267,727
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.1%
Axon Enterprise, Inc. (a)	3,136	983,638
General Electric Co.	73,907	11,959,631
Howmet Aerospace, Inc.	19,109	1,275,526
Huntington Ingalls Industries, Inc.	686	189,974
Textron, Inc.	1,074	90,850
The Boeing Co. (a)	3,084	517,619
TransDigm Group, Inc.	3,232	4,033,633
		19,050,871
Air Freight & Logistics - 0.2%
FedEx Corp.	4,240	1,109,947
Building Products - 1.5%
A.O. Smith Corp.	2,758	228,473
Builders FirstSource, Inc. (a)	8,116	1,483,767
Carlisle Companies, Inc.	1,660	644,495
Carrier Global Corp.	12,743	783,567
Lennox International, Inc.	2,189	1,014,426
Masco Corp.	7,333	501,944
Owens Corning	3,671	617,499
Trane Technologies PLC	12,645	4,012,764
		9,286,935
Commercial Services & Supplies - 1.4%
Cintas Corp.	4,135	2,722,236
Copart, Inc.	46,185	2,508,307
Republic Services, Inc.	6,632	1,271,354
Waste Management, Inc.	8,338	1,734,471
		8,236,368
Construction & Engineering - 0.2%
Quanta Services, Inc.	3,986	1,030,620
Electrical Equipment - 2.5%
AMETEK, Inc.	2,790	487,301
Eaton Corp. PLC	26,281	8,364,191
Emerson Electric Co.	2,661	286,803
GE Vernova LLC	15,544	2,389,268
Hubbell, Inc. Class B	1,249	462,779
Vertiv Holdings Co.	34,555	3,213,615
		15,203,957
Ground Transportation - 1.5%
Old Dominion Freight Lines, Inc.	4,791	870,573
U-Haul Holding Co. (non-vtg.)	996	61,075
Uber Technologies, Inc. (a)	126,927	8,411,452
		9,343,100
Machinery - 2.2%
Caterpillar, Inc.	9,796	3,277,448
Ingersoll Rand, Inc.	21,485	2,004,980
PACCAR, Inc.	31,309	3,322,198
Parker Hannifin Corp.	7,197	3,921,717
Pentair PLC	6,212	491,307
Westinghouse Air Brake Tech Co.	4,106	661,394
		13,679,044
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp. Class A	5,748	848,807
Broadridge Financial Solutions, Inc.	6,062	1,172,451
Jacobs Solutions, Inc.	1,139	163,481
Leidos Holdings, Inc.	3,090	433,280
Verisk Analytics, Inc.	3,258	710,114
		3,328,133
Trading Companies & Distributors - 1.4%
Fastenal Co.	19,833	1,347,454
Ferguson PLC	9,044	1,898,336
United Rentals, Inc.	3,588	2,396,748
W.W. Grainger, Inc.	2,298	2,117,262
Watsco, Inc.	1,058	473,688
		8,233,488
TOTAL INDUSTRIALS		88,502,463
INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	17,009	4,363,829
Juniper Networks, Inc.	2,540	88,443
Motorola Solutions, Inc.	2,076	704,075
		5,156,347
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	15,377	1,857,080
CDW Corp.	3,210	776,371
Jabil, Inc.	7,230	848,513
		3,481,964
IT Services - 1.4%
Akamai Technologies, Inc. (a)	6,789	685,214
Cloudflare, Inc. (a)	1,421	124,195
Gartner, Inc. (a)	3,140	1,295,533
GoDaddy, Inc. (a)	6,670	816,275
IBM Corp.	25,402	4,221,812
MongoDB, Inc. Class A (a)	2,948	1,076,551
Snowflake, Inc. (a)	1,354	210,141
		8,429,721
Semiconductors & Semiconductor Equipment - 17.5%
Advanced Micro Devices, Inc. (a)	98,327	15,573,030
Applied Materials, Inc.	37,664	7,481,954
Broadcom, Inc.	24,315	31,616,065
Entegris, Inc.	2,195	291,759
Intel Corp.	215,443	6,564,548
KLA Corp.	6,780	4,673,386
Lam Research Corp.	6,550	5,858,386
Marvell Technology, Inc.	5,018	330,736
Micron Technology, Inc.	23,246	2,625,868
Monolithic Power Systems, Inc.	958	641,218
NVIDIA Corp.	36,154	31,237,779
		106,894,729
Software - 15.8%
Adobe, Inc. (a)	19,685	9,110,809
ANSYS, Inc. (a)	622	202,075
AppLovin Corp. (a)	8,339	588,483
Atlassian Corp. PLC (a)(b)	2,247	387,158
Bentley Systems, Inc. Class B (b)	3,008	158,010
Cadence Design Systems, Inc. (a)	14,628	4,031,916
Confluent, Inc. (a)	1,684	47,354
Crowdstrike Holdings, Inc. (a)	17,915	5,240,854
Datadog, Inc. Class A (a)	1,686	211,593
Dropbox, Inc. Class A (a)	2,809	65,056
Dynatrace, Inc. (a)	1,211	54,870
Fair Isaac Corp. (a)	1,602	1,815,595
HubSpot, Inc. (a)	1,304	788,750
Intuit, Inc.	10,230	6,400,093
Manhattan Associates, Inc. (a)	3,474	715,852
Microsoft Corp.	75,486	29,388,964
Oracle Corp.	26,158	2,975,473
Palantir Technologies, Inc. (a)	109,617	2,408,285
Palo Alto Networks, Inc. (a)	13,814	4,018,354
PTC, Inc. (a)	3,854	683,854
Roper Technologies, Inc.	760	388,710
Salesforce, Inc.	43,981	11,828,250
Samsara, Inc. (a)	4,905	171,332
ServiceNow, Inc. (a)	11,015	7,637,030
Synopsys, Inc. (a)	8,100	4,297,779
UiPath, Inc. Class A (a)	14,951	283,620
Workday, Inc. Class A (a)	8,921	2,183,236
Zscaler, Inc. (a)	4,251	735,168
		96,818,523
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	23,758	4,046,700
Dell Technologies, Inc.	21,666	2,700,450
NetApp, Inc.	3,485	356,202
Seagate Technology Holdings PLC	7,301	627,229
Super Micro Computer, Inc. (a)	4,478	3,845,706
Western Digital Corp. (a)	5,634	399,056
		11,975,343
TOTAL INFORMATION TECHNOLOGY		232,756,627
MATERIALS - 2.0%
Chemicals - 1.3%
Celanese Corp. Class A	2,566	394,163
Ecolab, Inc.	1,732	391,692
Linde PLC	13,955	6,153,597
Sherwin-Williams Co.	3,835	1,149,004
		8,088,456
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	3,198	1,877,450
Vulcan Materials Co.	4,133	1,064,785
		2,942,235
Containers & Packaging - 0.2%
Packaging Corp. of America	3,103	536,757
WestRock Co.	8,544	409,770
		946,527
Metals & Mining - 0.0%
Reliance, Inc.	1,133	322,588
TOTAL MATERIALS		12,299,806
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust, Inc.	7,286	1,011,151
Iron Mountain, Inc.	7,029	544,888
Simon Property Group, Inc.	2,321	326,170
Welltower, Inc.	8,586	818,074
		2,700,283
Real Estate Management & Development - 0.0%
Zillow Group, Inc. Class C (a)	1,112	47,338
TOTAL REAL ESTATE		2,747,621
UTILITIES - 1.3%
Electric Utilities - 0.9%
Constellation Energy Corp.	25,964	4,827,746
NRG Energy, Inc.	12,229	888,681
		5,716,427
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	28,346	2,149,761
TOTAL UTILITIES		7,866,188
TOTAL COMMON STOCKS (Cost $514,749,751)		610,954,756

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $299,040)	300,000	299,032

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	658,673	658,805
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	779,822	779,900
TOTAL MONEY MARKET FUNDS (Cost $1,438,705)		1,438,705

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $516,487,496)	612,692,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(784,498)
NET ASSETS - 100.0%	611,907,995

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Jun 2024	1,013,400	3,795	3,795

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $124,597.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,483,312	154,050,284	154,874,912	89,541	121	-	658,805	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	690,275	13,475,496	13,385,871	694	-	-	779,900	0.0%
Total	2,173,587	167,525,780	168,260,783	90,235	121	-	1,438,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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